SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Warrants, Outstanding Beginning	38,107,500	3,867,500	3,180,000
Weighted Average Exercise Price Outstanding Beginning	$ 0.16	$ 0.71	$ 0.69
Weighted Average Remaining Contract Term (Year), Warrants Outstanding, Beginning		4 years 2 months 1 day	4 years 1 month 9 days	5 years 29 days
Number of Warrants, Granted		34,240,000	687,500
Weighted Average Exercise Price Warrants Granted		$ 0.10	$ 0.80
Weighted Average Remaining Contract Term (Year), Warrants Granted		4 years 9 months	4 years 2 months 23 days
Number of Warrants, Exercised
Weighted Average Exercise Price Warrants Exercised
Weighted Average Remaining Contract Term (Year), Warrants Exercised
Number of Warrants, Forfeit/Canceled
Weighted Average Exercise Price Forfeit/Canceled
Number of Warrants, Outstanding Ending	38,107,500	38,107,500	3,867,500	3,180,000
Weighted Average Exercise Price Outstanding Ending	$ 0.16	$ 0.16	$ 0.71	$ 0.69
Weighted Average Remaining Contract Term (Year), Warrants outstanding, Ending	3 years 8 months 1 day	4 years 2 months 1 day	4 years 1 month 9 days
Number of Warrants, Exercisable Ending	38,107,500	38,107,500	3,867,500